Consolidated Statements of Operations and Comprehensive Income (Loss) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) $ / shares
Revenues
Revenues	$ 6,110	$ 5,947
Costs
Purchased power (includes $1,648 related party costs; 2017 - $1,594) (Note 26)	2,899	2,875
Operation, maintenance and administration (Note 26)	1,055	1,014
Depreciation, amortization and asset removal costs (Note 5)	830	810
Total costs	4,784	4,699
Income before financing charges and income taxes	1,326	1,248
Financing charges (Note 6)	418	411
Income before income taxes	908	837
Income taxes (Note 7)	933	120
Net income (loss)	(25)	717
Other comprehensive income	2	0
Comprehensive income (loss)	(23)	717
Net income (loss) attributable to:
Noncontrolling interest (Note 25)	6	6
Preferred shareholder	9	0
Common shareholder	(40)	711
Net income (loss)	(25)	717
Comprehensive income (loss) attributable to:
Noncontrolling interest (Note 25)	6	6
Common shareholder	$ (38)	$ 711
Earnings per common share (Note 23)
Basic (in dollars per share) | $ / shares	$ (281)	$ 4,999
Diluted (in dollars per share) | $ / shares	(281)	4,999
Dividends per common share declared (Note 22) (in dollars per share) | $ / shares	$ 42	$ 105
Distribution [Member]
Revenues
Revenues	$ 4,422	$ 4,366
Transmission [Member]
Revenues
Revenues	$ 1,688	$ 1,581